Interest and Fees Income - Schedule of Interest and Fees Income Costs (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest and Fees Income Costs [Abstract]
Interest and financing service fees on loans	[1]	¥ 1,343,738,056	¥ 1,580,001,675	¥ 1,574,074,534
Interest income		1,343,738,056	1,579,868,355	1,573,405,364
Financing service fees			133,320	669,170
Interest income charged to sales partners	[2]	162,566,756	134,542,337	122,019,472
Interest income on debt securities	[3]	16,842,567	20,468,849	22,195,046
Interest on deposits with banks		15,472,736	19,582,159	13,063,523
Total		¥ 1,538,620,115	¥ 1,754,595,020	¥ 1,731,352,575

[1]	Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method.
[2]	Interest income charged to sales partners refers to the cost of and interest on the partner’s instalment repurchase options under collaboration model.
[3]	Interest income on debt securities in forms of partnership investment and corporate debt securities. Please refer to note 6(b).